As filed with the Securities and Exchange Commission on July 19, 2004

                                                   1933 Act File No. 333-
                                                   1940 Act File No. 811-4809

                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2
                        (Check appropriate box or boxes)

[X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]      Pre-Effective Amendment No.

[X]      Post-Effective Amendment No. 1

                                      and

[X]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]      Amendment No. 22

                        Liberty All-Star Equity Fund
                ---------------------------------------------------
                (Exact Name of Registrant as Specified in Charter)

                               One Financial Center
                           Boston, Massachusetts 02111-2621
                     -----------------------------------------
                     (Address of Principal Executive Offices)
                     (Number, Street, City, State, Zip Code)

                                 (617) 426-3750
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


         David A. Rozenson                    Clifford J. Alexander, Esq.
         Secretary                            Kirkpatrick & Lockhart LLP
         Liberty All-Star Equity Fund         1800 Massachusetts Ave., NW
         One Financial Center                 Washington, DC 20036
         Boston, MA 02111

           Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

   It is proposed that this filing will become effective (check appropriate box)

[ ] when declared effective pursuant to section 8(c)
[X] immediately upon filing pursuant to paragraph (b) of Rule 486
[ ] on (date) pursuant to paragraph (b) of Rule 486
[ ] 60 days after  filing  pursuant  to  paragraph  (a) of Rule 486
[_] on(date) pursuant to paragraph (a) of Rule 486

     [_] This  post-effective  amendment  designates a new effective  date for a previously filed registration statement.
     [_] The Form is filed to  register  additional  securities  for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement is
         --------.



Title of Securities        Amount being        Proposed Maximum               Proposed Maximum        Amount of
Being Registered           Registered            Offering Price              Aggregate Offering     Registration  Fee (1)
                                                  Per Unit (1)                      Price
----------------          -------------------   --------------                  --------------       -------------
Shares of Beneficial      3,168,280              $8.34                          $26,423,455          $3,347.85
    Interest


(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457 under the Securities Act of 1933 for shares to be issued pursuant to an option to cover over-subscriptions.

   ___________________________________

This Registration Statement is being filed by Liberty All-Star Equity Fund (the "Registrant") pursuant to Rule 462(b) promulgated under the Securities Act of 1933, as amended. The Registrant hereby incorporates by reference into this Registration Statement the content of the Registrant's Registration Statement on Form N-2 and all amendments thereto (File No. 333-113386) declared effective on June 3, 2004 by the Securities and Exchange Commission (the "Commission") including each of the documents filed by the Registrant with the Commission therein.

                                NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty All-Star Equity Fund is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this amendment to the Fund's Registration Statement has been executed on behalf of the Fund by an officer of the Fund and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Fund.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 19th day of July, 2004.

                                             LIBERTY ALL-STAR EQUITY FUND


                                             /s/ WILLIAM R. PARMENTIER, JR.
                                       By:   ------------------------------
                                                 William R. Parmentier, Jr.
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                              TITLE                 DATE
----------                              -----                 ----




/s/ MICHAEL G. CLARKE                Controller                  July 19, 2004
-----------------------------
 Michael G. Clarke


/s/ J. KEVIN CONNAUGHTON             Treasurer                   July 19, 2004
-----------------------              (principal financial officer)
J. Kevin Connaughton


/s/ VICKI L. BENJAMIN               Chief Accounting Officer    July 19, 2004
---------------------                (principal accounting officer)
Vicki L. Benjamin


JOHN A. BENNING*        Trustee
------------------
John A. Benning


JAMES E. GRINNELL*      Trustee
---------------------
James E. Grinnell


RICHARD W. LOWRY*       Trustee                       */s/ DAVID A. ROZENSON
-----------------                                      ----------------------
Richard W. Lowry                                           David A. Rozenson
                                                           Attorney-in-fact
                                                           For each Trustee
                                                           July 19, 2004

WILLIAM E. MAYER*      Trustee
-----------------
William E. Mayer


JOHN J. NEUHAUSER*     Trustee
------------------
John J. Neuhauser

            INDEX OF EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number    Exhibit
--------  --------------------------------------------------

(l)       Opinion and Consent of Counsel